UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund: Retirement Series Trust

Retirement Reserves Money Fund (liquidated on August 11, 2020)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Retirement Series Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-03310
Reporting Period: 07/01/2020 - 06/30/2021
Retirement Series Trust

======================== Retirement Reserves Money Fund ========================

RETIREMENT SERIES TRUST

Ticker:                      Security ID:  76131T207
Meeting Date: AUG 07, 2020   Meeting Type: Special
Record Date:  JUN 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Plan of Liquidation and         For       For          Management
      Termination of the Fund, and the
      Termination of Retirement Series Trust
      Pursuant to the Plan of Liquidation
      and Termination

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Retirement Series Trust

Date:	August 27, 2021